Lease Receivables and Other Assets (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lease Receivables and Other Assets.
Lease receivables	$ 204,732	$ 222,637
AeroTurbine Inventory	145,842	148,452
Lease incentive costs, net of amortization	129,870	119,878	89,289	85,300
Straight-line rents and other assets	277,297	47,115
Goodwill and Other intangible assets	49,642	51,965
Notes and trade receivables, net of allowance	18,973	9,489	65,065
Derivative assets	70	198	116,394
Total	826,426	599,734
Minimum varying interest rate on notes receivable (as a percent)	8.00%	6.50%
Maximum varying interest rate on notes receivable (as a percent)	10.40%	8.00%
Allowance for credit losses
Balance at the beginning of the period	41,396	21,042
Provision	(8,291)	20,354
Balance at the end of the period	$ 33,105	$ 41,396